Pension and Postretirement Benefits (Weighted Average Assumptions - Projected Benefit Obligation And Net Pension And Postemployment Benefit Cost) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension And Postretirement Benefits
Discount rate for determining projected benefit obligation at December 31		4.30%	5.30%	5.80%
Discount rate in effect for determining net cost		5.30%	5.80%	6.50%
Long-term rate of return on plan assets	7.75%	8.25%	8.25%	8.50%
Composite rate of compensation increase for determining projected benefit obligation	3.00%	3.00%	4.00%	4.00%
Composite rate of compensation increase for determining net pension cost (benefit)		4.00%	4.00%	4.00%